Loans and borrowings	12 Months Ended
Dec. 31, 2022
Loans and borrowings
Loans and borrowings

15Loans and borrowings

The loans and borrowings include the following:

	As of December 31
in 000€	2022	2021	2020
K€50,000 KBC credit facility	—	—	—
K€35,000 EIB bank loan	27,500	33,333	35,000
K€28,000 acquisition bank loan	12,559	15,604	18,621
K€18,000 secured bank loans	16,165	16,592	17,013
K€12,300 bank loans ACTech	5,860	8,160	10,470
K€5,000 other facility loan	1,881	2,248	2,910
Bank investment loans - top 20 outstanding	8,828	12,852	17,280
Bank investment loans - other	606	1,569	2,681
Lease liabilities	7,485	8,621	10,624
Institutional loan	—	—	353
Related party loan	96	128	158
Total loans and borrowings	80,980	99,107	115,110
Current	19,960	21,202	17,523
Non-Current	61,020	77,905	97,588

K€50,000 KBC credit facility

In October 2022 the Group entered into a credit facility agreement with KBC which allows for a € 50 million delayed draw. The credit facility foresees a first draw between October 2022 and April 2025, reimbursable at once in April 2030, with an interest rate of 3.56% A second draw is foreseen between October 2022 and June 2025, reimbursable at once in June 2031, with an interest rate of 3.81%. And a third and final draw can be made between October 2022 and June 2026, reimbursable at once in June 2032, with an interest rate of 3.87%. As per December 31, 2022 the credit line remains unused.

Reservation cost for all 3 tranches amounts to 0.15% per year.

K€35,000 EIB bank loan

On December 20, 2017 the Group entered into a finance contract with the European Investment Bank, or EIB, to finance future research and development programs. As part of a first tranche, an amount of K€10,000 was drawn in the course of 2018. The agreement foresees a first two-year period without loan reimbursements. Loans under the contract are made at a fixed rate, based on the Euribor rate at the time of the borrowing, plus a variable margin. The interest rate for this loan is 2.40%. The contract contains customary security, covenants and undertakings. A second tranche of K€25,000 was drawn in the course of 2019 with an interest rate of 2.72%. Pledges have been given on moveable assets as well as over the shares.

On June 29, 2020, the European Investment Bank temporarily waived the compliance obligation of the covenants “Total gross Debt to Adjusted EBITDA” (until December 31, 2022), and “Adjusted EBITDA to Net financial charges” (until 31 December 2020) under the condition that the covenant “Total net debt to Adjusted EBITDA” will be met for the period. In addition, the European Investment Bank agreed not to recalculate the interest rate until January 3, 2022 for the first tranche and until January 17, 2022 for the second tranche. Finally, the European Investment Bank waived “the subsidiary financial indebtedness” covenant for the calculation period ending on June 30, 2020. For the periods thereafter this covenant has been eased. These covenants were waived in order to allow the Group to continue investing in its growth programs, even under stressed COVID-19 scenarios. At December 31, 2022, The Group was in compliance with all debt covenants.

K€28,000 Acquisition loan

This bank loan has been concluded in October 2017 to finance the acquisition of ACTech. The loan includes a portion of K€18,000 reimbursable monthly during seven years, and a bullet portion of K€10,000, reimbursable at once in October 2024. The interest rate is fixed for the duration of the loan, and amounts to 1.1% on average for both portions. The bank loans are secured with a business pledge mandate, a share pledge on Materialise Germany GMBH, and debt covenants.

K€18,000 secured bank loans

The K€18,000 loan has been concluded in 2016 in two agreements to finance the construction of new facilities in Leuven (Belgium) and in Poland, both maturing in 2032. The agreement for the Belgian facility financing amounts to K€12,000; and for this tranche, reimbursements have started in December 2022. The agreement for the Polish facility financing amounts to K€6,000, and reimbursements have started in June 2019. The average interest rate of both agreements amounts to 1.2%. The bank loan is secured with a mortgage mandate on the Belgian facility buildings.

K€12,300 bank loans

In March 2018, three bank loans originating from the acquired ACTech Group were refinanced entirely for the amount of K€9,300, with adjusted maturity to May 2025 and first reimbursements in August 2020. The interest rate has been fixed at approximately 1.6%, and pledges have been granted including a K€4,650 mortgage on ACTech’s facilities and a guarantee of Materialise NV. In addition, a new investment credit of K€3,000 was obtained in June 2018, repayable as from January 2019 and with a fixed interest rate of 1.5%.

K€5,000 - Other facility loan

This facility loan was contracted in 2012 for the construction of Leuven office and production facilities. The balance of this loan amounts to K€1,881 per December 31, 2022. The loan has a repayment schedule of 15 years and interest rate is fixed at 4.61%.

Miscellaneous investment loans

The 20 largest of these loans outstanding as of December 31, 2022 amount to a balance of K€8,828. They have been agreed in 2020 and in the years before to finance various investments in machinery, printers, equipment, and software tools. The vast majority of the loans have a reimbursement period over seven years, and are at fixed interest rates with weighted average below 1%.

K€7,485 Lease liabilities

The Group has several lease obligations mainly with financial institutions and related to the financing of buildings and various other items of plant and equipment such as 3D printers. As of December 31, 2022 the balance of these lease agreements amounts to K€7,485, and are mostly at fixed interest rates with weighted average below 1%.

The total cash outflow from the lease liabilities amounts to K€3,379 in 2022, K€3,775 in 2021 and K€3,640 in 2020.

K€2,000 institutional loan

This loan was contracted with a governmental institution in Germany to finance the production operations of Materialise Germany for a maximum amount of K€2,000. The loan is repayable over a four year period, starting as of September 2017 with a fixed interest rate of 0.25% payable per quarter. As of December 31, 2022 no balance remains outstanding under this loan.

K€1,000 convertible bond with related party

On October 9, 2020, 1,000 convertible bonds with a related party for a total amount of K€1,000 were converted to 509,904 shares.

Related party loan

Lunebeke NV, a related party of the Group as discussed in Note 26, has granted the Group a loan of K€400 at fixed interest rate of 4.23% that matures in 2025. The purpose of the loan is to finance the purchase of a building in France. The amount outstanding as of December 31, 2022 is K€96 (2021: K€128; 2020: K€158). The interest expense for the year ended December 31, 2022 is K€5 (2021:K€5; 2020:K€7).

Changes of liabilities for financing activities:

The following table presents the changes of the liabilities for financing activities:

	For the year ended December 31
in 000€	2022	2021	2020
At January 1,	99,107	115,110	127,938
Repayment of loans & borrowings	(17,708)	(14,277)	(13,736)
New leases	2,871	2,355	4,626
Repayment of leases	(3,379)	(3,775)	(3,640)
Loans acquired from business combination	100	—	—
Net foreign exchange movements	(11)	(306)	(78)
At December 31,	80,980	99,107	115,110